Schedule of Property, Plant and Equipment (Details) (USD $)	Jan. 31, 2013	Jan. 31, 2012
Cost	$ 554,250	$ 515,351
Accumulated Depreciation	132,943	67,415
Net Book Value	421,307	447,936
Buildings [Member]
Cost	294,961	294,961
Accumulated Depreciation	29,496	0
Net Book Value	265,465	294,961
Equipment [Member]
Cost	183,407	155,376
Accumulated Depreciation	63,043	39,960
Net Book Value	120,364	115,416
Furniture and fixtures [Member]
Cost	19,185	19,185
Accumulated Depreciation	9,178	6,676
Net Book Value	10,007	12,509
Computer equipment [Member]
Cost	56,697	45,829
Accumulated Depreciation	31,226	20,779
Net Book Value	$ 25,471	$ 25,050